UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                           Boston, Massachusetts 02110
               (Address of principal executive offices) (Zip code)

                                  James F. Volk
                               c/o SEI Corporation
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-888-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: JANUARY 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2006 (Unaudited)

---------------------------------------------------
                                           Market
 JAPAN SMALLER                             Value
 COMPANIES FUND                Shares      (000)
===================================================

FOREIGN COMMON STOCK (88.0%)

JAPAN (88.0%)

  BUILDING & CONSTRUCTION (3.4%)
  Nichiha                      93,100       $ 1,913
  Shinnihon                   130,500         1,377
                                            -------
                                              3,290
                                            -------
  CHEMICALS (1.0%)
  Air Water                    86,000           952
                                            -------
  COMPUTERS & SERVICES (2.2%)
  Roland DG                    72,600         2,104
                                            -------
  FINANCIAL SERVICES (2.8%)
  Diamond Lease                54,800         2,667
  Inter                         5,600            81
                                            -------
                                              2,748
                                            -------
  MANUFACTURING (2.3%)
  Japan Cash Machine          112,700         2,258
                                            -------
  REAL ESTATE (36.2%)
  Arnest One                  131,400         3,321
  Azel*                       624,000         1,936
  Diamond City                 47,200         2,016
  Fuso Lexel                  143,800         1,540
  Iida Home Max               116,600         2,177
  Japan General Estate        154,800         2,903
  Joint                        71,200         2,203
  Meiho Enterprise             17,100           268
  Ryowa Life Create           333,400         3,163
  Shoei                        77,594         2,361
  Suncity                       2,638         2,429
  Touei Housing               183,300         3,123
  Yasuragi                    106,600         3,535
  Zephyr                        1,287         4,323
                                            -------
                                             35,298
                                            -------
  REAL ESTATE INVESTMENT TRUSTS (9.8%)
  Advance Residence
  Investment*                     339         1,329
  Crescendo Investment            733         2,993
  eASSET Investment*               32           127
  FC Residential
  Investment*                     622         2,333
  Japan Single-Residence           59           224
  Joint Investment*                51           245
  New City Residence
  Investment                       55           268
  Nippon Residential
  Investment                      227         1,194
  TGR Investment                  245           882
                                            -------
                                              9,595
                                            -------
  RETAIL (30.3%)
  Arc Land Sakamoto           124,700         2,169
  Colowide                    118,200         1,504
  Geo                             683         2,399
  Gigas K's Denki             101,404         3,777
  Green Cross Coa              43,600         1,895
  Honeys                       20,100         1,569
  Joyfull                     200,600         1,978
  Kappa Create                126,850         2,379

---------------------------------------------------
                                            Market
 JAPAN SMALLER                              Value
 COMPANIES FUND                 Shares      (000)
===================================================

  RETAIL (CONTINUED)
  Pal                          45,050       $ 3,560
  Right On                     64,100         3,033
  St. Marc*                    48,300         3,125
  Tsuruha Holdings*             4,800           192
  United Arrows                33,800         1,991
                                            -------
                                             29,571
                                            -------
  WHOLESALE (0.0%)
  IMI                           1,000            14
                                            -------
TOTAL FOREIGN COMMON STOCK
  (Cost $77,451)                             85,830
                                            -------

TOTAL INVESTMENTS (88.0%)
  (Cost $77,451)+                           $85,830
                                            =======

 Percentages are based on Net Assets of $97,566,419.

* Non-income producing security.

+At January 31, 2006, the tax basis cost of the Fund's investments was $77,451 ($ thousands) and the unrealized appreciation anddepreciation were $14,377 ($ thousands) and $(5,998)($ thousands) respectively.

For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.





                                                                 PAM-QH-001-0400

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


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



                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk
                                             President


Date: March 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -----------------
                                             James F. Volk
                                             President


Date: March 21, 2006

By (Signature and Title)*                    /s/ Michael Lawson
                                             ------------------
                                             Michael Lawson
                                             Controller & CFO


Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.